Revenue - Narrative (Details) - USD ($)		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 01, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Feb. 29, 2020	Dec. 31, 2017	May 31, 2017	Oct. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue recognized		$ 170,000	$ 156,000	$ 494,000	$ 647,000	$ 743,000	$ 57,088,000	$ 16,104,000
Licensing agreements
Disaggregation of Revenue [Line Items]
Revenue recognized		170,000	156,000	494,000	647,000	743,000	$ 56,761,000	$ 15,678,000
Licensing agreements | Sarepta
Disaggregation of Revenue [Line Items]
Research and development costs, percentage of costs responsible	45.00%
Licensing agreements | EuroFarma
Disaggregation of Revenue [Line Items]
Deferred revenue, upfront payment										$ 2,500,000
Deferred revenue, enrollment milestone									$ 1,000,000.0
Revenue recognized related to upfront payment		200,000	$ 200,000	500,000	300,000	600,000
Revenue entitled to receive upon achieving patient enrollment targets				2,750,000		3,750,000
Revenue entitled to receive upon achieving cumulative net sales targets				21,400,000		21,400,000
Cumulative net sales target threshold				100,000,000.0		100,000,000.0
Incremental cumulative net sales target threshold				$ 100,000,000.0		100,000,000.0
Licensing agreements | Sarepta
Disaggregation of Revenue [Line Items]
Deferred revenue, upfront payment												$ 40,000,000.0
Deferred revenue, development milestone											$ 22,000,000.0
Research and development costs, percentage of costs responsible	55.00%
Research and development costs, amount borne by party incurred, threshold percentage of budged amount	110.00%
Revenue recognized		$ 0			$ 300,000	$ 100,000